SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS (Details) - Discount rate, measurement input [member] ¥ in Thousands	12 Months Ended
Jun. 30, 2026 JPY (¥)
+100 bps [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) in fair value	¥ (1,611)
-100 bps [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) in fair value	¥ 1,949